Summary of significant accounting practices (Tables)	12 Months Ended
Dec. 31, 2022
Summary Of Significant Accounting Practices
Exchange rate effect on consolidated financial statements

	Final Rate		Average Rate
	2022	2021	2022	2021
U.S. Dollar	5.2177	5.5805	5.1630	5.3956
Argentinian Peso	0.0295	0.0543	0.0406	0.0568